Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital stock [member]	Share premium [member]	Reserve for repurchase of shares [member]	Retained earnings [member]	hedge result	Foreign currency translation reserve [member]	Actuarial remeasurements net [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2016	$ 1,174,432	$ 414,385	$ 449,641	$ 28,244,970	$ 0	$ 1,465,657	$ (86,774)	$ 31,662,311	$ 53,863	$ 31,716,174
Dividends paid	0	0	0	(780,000)	0	0	0	(780,000)	0	(780,000)
Dividends paid to non-controlling interest	0	0	0	0	0	0	0	0	(1,081)	(1,081)
Reserve for repurchase of shares	0	0	45,300	(45,300)	0	0	0	0	0	0
Repurchase and sale of shares	0	0	(1,800)	0	0	0	0	(1,800)	0	(1,800)
Comprehensive income for the year:
Profit for the year	0	0	0	4,948,242	0	0	0	4,948,242	6,193	4,954,435
Other comprehensive income	0	0	0	0	0	(197,636)	(12,164)	(209,800)	0	(209,800)
Total comprehensive income for the year	0	0	0	4,948,242	0	(197,636)	(12,164)	4,738,442	6,193	4,744,635
Balance at Dec. 31, 2017	1,174,432	414,385	493,141	32,367,912	0	1,268,021	(98,938)	35,618,953	58,975	35,677,928
Dividends paid	0	0	0	(852,000)	0	0	0	(852,000)	0	(852,000)
Dividends paid to non-controlling interest	0	0	0	0	0	0	0	0	(1,131)	(1,131)
Reserve for repurchase of shares	0	0	73,559	(73,559)	0	0	0	0	0	0
Repurchase and sale of shares	0	85	(4,653)	0	0	0	0	(4,568)	0	(4,568)
Comprehensive income for the year:
Profit for the year	0	0	0	3,349,967	0	0	0	3,349,967	11,606	3,361,573
Other comprehensive income	0	0	0	0	(307)	5,650	(21,440)	(16,097)	0	(16,097)
Total comprehensive income for the year	0	0	0	3,349,967	(307)	5,650	(21,440)	3,333,870	11,606	3,345,476
Balance at Dec. 31, 2018	1,174,432	414,470	562,047	34,792,320	(307)	1,273,671	(120,378)	38,096,255	69,450	38,165,705
Dividends paid	0	0	0	(840,000)	0	0	0	(840,000)	0	(840,000)
Dividends paid to non-controlling interest	0	0	0	0	0	0	0	0	(1,985)	(1,985)
Reserve for repurchase of shares	0	0	747,840	(747,840)	0	0	0	0	0	0
Repurchase and sale of shares	0	46	(1,520)	0	0	0	0	(1,474)	0	(1,474)
Comprehensive income for the year:
Profit for the year	0	0	0	3,219,931	0	0	0	3,219,931	12,895	3,232,826
Other comprehensive income	0	0	0	0	(19,464)	(199,746)	(75,527)	(294,737)	0	(294,737)
Total comprehensive income for the year	0	0	0	3,219,931	(19,464)	(199,746)	(75,527)	2,925,194	12,895	2,938,089
Balance at Dec. 31, 2019	$ 1,174,432	$ 414,516	$ 1,308,367	$ 36,424,411	$ (19,771)	$ 1,073,925	$ (195,905)	$ 40,179,975	$ 80,360	$ 40,260,335